Financial Instruments - Schedule of Balances in Foreign Currencies (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Currency1 [Line Items]
Cash and cash equivalents	$ 11,666		$ 41,262	$ 31,220	$ 14,148
Accounts payable and accrued liabilities	(3,650)		$ (1,988)
U.S. dollars
Currency1 [Line Items]
Cash and cash equivalents		$ 6,635
Marketable securities	15,115
Accounts payable and accrued liabilities		(1,093)
Balances in foreign currencies		20,657
Euro
Currency1 [Line Items]
Cash and cash equivalents		0
Marketable securities	$ 0
Accounts payable and accrued liabilities		(1,035)
Balances in foreign currencies		$ (1,035)